Guarantees and commitments (Details) (CHF) In Millions	Jun. 30, 2011	Dec. 31, 2010
Guarantees
Maturity less than 1 year	56,347	69,896
Maturity greater than 1 year	34,279	38,973
Total gross amount	90,626	108,869
Total net amount	88,955	107,046
Carrying value	2,676	2,866
Collateral received	25,875	29,550
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,791	3,413
Maturity greater than 1 year	3,702	3,995
Total gross amount	5,493	7,408
Total net amount	5,101	6,922
Carrying value	452	512
Collateral received	2,381	4,357
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	6,117	8,076
Maturity greater than 1 year	4,845	4,030
Total gross amount	10,962	12,106
Total net amount	9,731	10,840
Carrying value	67	100
Collateral received	4,293	4,317
Securities lending indemnifications
Guarantees
Maturity less than 1 year	17,044	18,254
Maturity greater than 1 year	0	0
Total gross amount	17,044	18,254
Total net amount	17,044	18,254
Carrying value	0	0
Collateral received	17,044	18,254
Derivatives
Guarantees
Maturity less than 1 year	27,524	35,804
Maturity greater than 1 year	24,745	29,839
Total gross amount	52,269	65,643
Total net amount	52,269	65,643
Carrying value	2,151	2,246
Other guarantees
Guarantees
Maturity less than 1 year	3,871	4,349
Maturity greater than 1 year	987	1,109
Total gross amount	4,858	5,458
Total net amount	4,810	5,387
Carrying value	6	8
Collateral received	2,157	2,622